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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Consolidated Investment Group LLC
                 ---------------------------------
   Address:      18 Inverness Place East
                 ---------------------------------
                 Englewood, CO 80112
                 ---------------------------------

Form 13F File Number: 028-15026
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
         ----------------------------------------------
Title:   Manager, Chief Executive Officer and President
         ----------------------------------------------
Phone:   (303) 789-2664
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David Merage              Englewood, CO      April 18, 2013
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          40
                                        --------------------

Form 13F Information Table Value Total:        110,168
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- ---------------  --------- -------- --------------------- ----------- -------- -----------------------
                                                                                                                VOTING AUTHORITY
                                TITLE OF                 VALUE   SHRS OR   SH/   PUT/  INVESTMENT   OTHER   -----------------------
       NAME OF ISSUER             CLASS         CUSIP   (x1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                          COM        037833100  2,203    4,976     SH            SOLE                 4,976   0        0
BANK OF AMERICA CORPORATION        COM        060505104  2,552   209,557    SH            SOLE               209,557   0        0
BLACKSTONE GROUP L P           COM UNIT LTD   09253U108  2,501   126,429    SH            SOLE               126,429   0        0
BROADCOM CORP                      CL A       111320107  4,542   130,968    SH            SOLE               130,968   0        0
CENTURYLINK INC                    COM        156700106  4,978   141,687    SH            SOLE               141,687   0        0
CHECKPOINT SYS INC                 COM        162825103  1,721    36,632    SH            SOLE                36,632   0        0
CISCO SYS INC                      COM        17275R102  2,351   112,530    SH            SOLE               112,530   0        0
CITIGROUP INC                    COM NEW      172967424    791    17,894    SH            SOLE                17,894   0        0
COACH INC                          COM        189754104  3,577    71,564    SH            SOLE                71,564   0        0
DIAMOND OFFSHORE DRILLING IN       COM        25271C102    291     4,183    SH            SOLE                 4,183   0        0
FEDEX CORP                         COM        31428X106  1,309    13,335    SH            SOLE                13,335   0        0
GENERAL ELECTRIC CO                COM        369604103    200     8,671    SH            SOLE                 8,671   0        0
GOLAR LNG LTD BERMUDA              SHS        G9456A100  3,278    88,608    SH            SOLE                88,608   0        0
GOLAR LNG PARTNERS LP          COM UNIT LPI   Y2745C102  3,278    99,337    SH            SOLE                99,337   0        0
GOLDMAN SACHS GROUP INC            COM        38141G104  1,318     8,960    SH            SOLE                 8,960   0        0
GOOGLE INC                         CL A       38259P508  2,576     3,243    SH            SOLE                 3,243   0        0
HOME DEPOT INC                     COM        437076102  3,163    45,324    SH            SOLE                45,324   0        0
ISHARES INC                  MSCI BRAZIL CAPP 464286400    472     8,672    SH            SOLE                 8,672   0        0
ISHARES INC                     MSCI JAPAN    464286848  3,977   368,248    SH            SOLE               368,248   0        0
ISHARES TR                    DJ OIL&GAS EXP  464288851  2,642    36,039    SH            SOLE                36,039   0        0
ISHARES TR                   MSCI EAFE INDEX  464287465 22,919   388,593    SH            SOLE               388,593   0        0
ISHARES TR                    MSCI EMERG MKT  464287234    356     8,316    SH            SOLE                 8,316   0        0
ISHARES TR                     RUSSELL 1000   464287622  1,717    19,690    SH            SOLE                19,690   0        0
ISHARES TR                     RUSSELL 2000   464287655    841     8,911    SH            SOLE                 8,911   0        0
ISHARES TR                     RUSSELL 3000   464287689  9,895   105,874    SH            SOLE               105,874   0        0
ISHARES TR                    RUSSELL MCP GR  464287481  1,263    18,080    SH            SOLE                18,080   0        0
ISHARES TR                    RUSSELL MIDCAP  464287499  1,010     7,938    SH            SOLE                 7,938   0        0
JPMORGAN CHASE & CO                COM        46625H100    379     7,988    SH            SOLE                 7,988   0        0
KINDER MORGAN INC DEL              COM        49456B101  2,058    53,214    SH            SOLE                53,214   0        0
LOWES COS INC                      COM        548661107  1,045    27,567    SH            SOLE                27,567   0        0
MGM RESORTS INTERNATIONAL          COM        552953101  2,355   179,073    SH            SOLE               179,073   0        0
NORFOLK SOUTHERN CORP              COM        655844108  2,436    31,600    SH            SOLE                31,600   0        0
NUANCE COMMUNICATIONS INC          COM        67020Y100  3,124   154,778    SH            SOLE               154,778   0        0
OCCIDENTAL PETE CORP DEL           COM        674599105    976    12,455    SH            SOLE                12,455   0        0
OCEAN RIG UDW INC                  SHS        Y64354205  4,194   260,303    SH            SOLE               260,303   0        0
POWERSHARES QQQ TRUST           UNIT SER 1    73935A104  1,109    16,077    SH            SOLE                16,077   0        0
SEAGATE TECHNOLOGY PLC             SHS        G7945M107    847    23,157    SH            SOLE                23,157   0        0
SIX FLAGS ENTMT CORP NEW           COM        83001A102    239     3,300    SH            SOLE                 3,300   0        0
SPDR INDEX SHS FDS            S&P CHINA ETF   78463X400  1,776    25,387    SH            SOLE                25,387   0        0
STARBUCKS CORP                     COM        855244109  3,909    68,632    SH            SOLE                68,632   0        0